Financial Risk Management - Monetary Assets and Liabilities Denominated in Foreign Currencies (Detail) € in Thousands, $ in Thousands, ₩ in Millions	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 KRW (₩)
Disclosure of detailed information about financial instruments [Line items]
Monetary assets denominated in foreign currencies	₩ 7,078,236			₩ 6,436,999
Monetary liabilities denominated in foreign currencies	16,982,174			₩ 16,404,537
Currency risk [member]
Disclosure of detailed information about financial instruments [Line items]
Monetary assets denominated in foreign currencies	75,529	$ 53,243	€ 5,626
Monetary liabilities denominated in foreign currencies	1,923,874	$ 1,517,930	€ 20
Currency risk [member] | US Dollar [member]
Disclosure of detailed information about financial instruments [Line items]
Monetary assets denominated in foreign currencies	67,475
Monetary liabilities denominated in foreign currencies	1,923,672
Currency risk [member] | Euro [member]
Disclosure of detailed information about financial instruments [Line items]
Monetary assets denominated in foreign currencies	7,602
Monetary liabilities denominated in foreign currencies	27
Currency risk [member] | Other currencies [member]
Disclosure of detailed information about financial instruments [Line items]
Monetary assets denominated in foreign currencies	452
Monetary liabilities denominated in foreign currencies	₩ 175